SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES	NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Beneficial Conversion Feature of Debentures and Convertible Notes Payable

Beneficial Conversion Feature of Debentures and Convertible Notes Payable

In accordance with FASB ASC 470-20, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, we recognize the advantageous value of conversion rights attached to convertible debt. Such rights give the debt holder the ability to convert his debt into common stock at a price per share that is less than the trading price to the public on the day the loan is made to us. The beneficial value is calculated as the intrinsic value (the market price of the stock at the commitment date in excess of the conversion rate) of the beneficial conversion feature of the debentures and related accruing interest, and is recorded as a discount to the related debt and an addition to additional paid in capital. The discount is amortized over the remaining outstanding period of related debt using the straight line method.

Recent Accounting Pronouncements	Recent Accounting Pronouncements No accounting pronouncements were issued during the second quarter 2012 that would have a material effect on the accounting policies of the Company when adopted.
Investments at Cost Held to Maturity

Investments at Cost Held to Maturity

The Company records restricted, non-marketable securities with less than 20% ownership, at cost. These investments are reviewed periodically for impairment, and if not temporary in nature will be written down to a fair market value.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

On January 1, 2008, the Company adopted ASC 820, Fair Value Measurements. ASC 820 defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheets for the cash and cash equivalents, receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The carrying value of notes payable approximates fair value because negotiated terms and conditions are consistent with current market rates as of June 30, 2012 and December 31, 2011.

The following table presents the Company’s Notes Payable within the fair value hierarchy utilized to measure fair value on a recurring basis as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3
Notes payable — 2012	-0-	-0-	$630,777
Notes payable — 2011	-0-	-0-	$647,860

The following table presents a Level 3 reconciliation of the beginning and ending balances of the fair value measurements using significant unobservable inputs as of June 30, 2012 and December 31, 2011:

Notes payable
Balance, December 31, 2011	$647,860
Issuance of convertible notes (net of discount)	32,917
Conversion of convertible Debt	-50,000

Balance, June 30, 2012	$630,777

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Ludicrous, Inc., BioEnergy Applied Technologies Inc., GoHealthMD, Inc., MLN, Inc., Universal Energy and Services Group, Inc. Sky Entertainment, Inc., Eye Care Centers International, Inc., GoHealthMD Nano Pharmaceuticals, Inc. and TTI Strategic Acquisitions and Equity Group, Inc. All subsidiaries of the Company currently have no financial activity. All significant inter-company balances and transactions have been eliminated.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained with major financial institutions in the U S. Deposits held with these banks at times exceed $250,000 of insurance provided on such deposits. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant credit risk on cash and cash equivalents. At June 30, 2012 and 2011, no excess existed. There were no cash equivalents at June 30, 2012 and 2011.

Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation in accordance with the provisions of ASC 718.  ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on the grant-date fair value of the award. That cost will be recognized over the period during which an employee is required to provide service in exchange for the reward- known as the requisite service period. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. The grant-date fair value of employee share options and similar instruments are estimated using the Black Scholes option-pricing model adjusted for the unique characteristics of those instruments.

Equity instruments issued to non-employees are recorded at their fair values as determined in accordance with ASC 718 and ASC 595, “Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling Goods and Services”, and are periodically revalued as the stock options vest and are recognized as expense over the related service period.

Basic and Diluted Loss per Share

Basic and Diluted Loss per Share

The Company calculates earnings per share in accordance with ASC 260, “Computation of Earnings Per Share.” Basic loss per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share gives effect to dilutive convertible securities, options, warrants and other potential common stock outstanding during the period; only in periods in which such effect is dilutive. For 2012 and 2011, no common equivalent shares were excluded from the calculatio. The ESOP shares issued during 2012 and 2011 have also been excluded from the calculation as they were issued but not outstanding.

	For the Three Months Ended
	June 30,
	2012	2011
Loss (numerator)	$(359,284)	$(343,488)
Shares (denominator)	347,781,549	272,894,752
Basic and diluted loss per share	$(0.00)	$(0.00)

	For the Six Months Ended
	June 30,
	2012	2011
Loss (numerator)	$(908,755)	$(753,629)
Shares (denominator)	345,220,252	272,506,792
Basic and diluted loss per share	$(0.00)	$(0.00)